Recently issued accounting pronouncements	12 Months Ended
Jun. 30, 2013
Accounting Changes and Error Corrections [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
3.	Recently issued accounting pronouncements

Accounting Standards Codification Topic 220, "Comprehensive Income," was amended in June 2011 to require entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendment does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income under current GAAP. This guidance was effective for the Company's fiscal year and interim periods beginning July 1, 2012. The adoption of this amendment did not have a material effect on the Company's consolidated financial statements.

In September 2011, Accounting Standards Codification 350-20, "Intangibles - Goodwill and Other - Goodwill," was amended to allow entities to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired, and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. This guidance was effective for the Company's fiscal year beginning July 1, 2012. The adoption of this amendment did not have a material effect on the Company's consolidated financial statements.